UNITED STATES
        SECURITIES AND EXHANGE COMMISSION
          Washington, D.C.  20549

                 FORM 13F

          FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2001

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.): [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional INvestment Manager Filing this Report:

Name:       Rittenhouse Financial Services, Inc.
Address:    #2 Radnor Corporate Center, Suite 400
            Radnor, PA  19087

13F File Number:  23-2119472

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Catherine T. Reese
Title:         Chief Compliance Officer
Phone:         610-254-9600
Signature, Place, and Date of Signing:

     Catherine T. Reese      Radnor, Pennsylvania    November 1, 2001

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13 COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQURED BY THE SECURITIES EXCHANGE
ACT OF 1934

                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/01
                         RUN DATE: 10/31/01  6:23 P.M.


REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   72

FORM 13F INFORMATION TABLE VALUE TOTAL:   $13,672,221,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                     FORM 13F INFORMATION TABLE
                                                        AS OF DATE: 09/30/01

                                                            VALUE   SHARES/ SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AOL TIME WARNER                COM              00184A105   154557  4669398 SH       SOLE                  4287539        0   381859
ABBOTT LABS                    COM              002824100      204     3929 SH       SOLE                     1379        0     2550
AMERICAN HOME PRODS CORP       COM              026609107     1618    27776 SH       SOLE                    17696        0    10080
AMERICAN INTL GROUP INC        COM              026874107   751892  9639645 SH       SOLE                  8404759        0  1234886
AMGEN INC                      COM              031162100   574652  9777985 SH       SOLE                  8615680        0  1162305
ANHEUSER BUSCH COS INC         COM              035229103      760    18150 SH       SOLE                    18150        0        0
AUTOMATIC DATA PROCESSING      COM              053015103   459964  9778136 SH       SOLE                  8310647        0  1467490
AVAYA INC COM                  COM              053499109      280    28281 SH       SOLE                      182        0    28099
BAXTER INTL INC                COM              071813109   116159  2110071 SH       SOLE                  1934118        0   175953
BERKSHIRE HATHAWAY INC DEL CL  COM              084670207      315      135 SH       SOLE                        0        0      135
BRISTOL MYERS SQUIBB CO        COM              110122108   579903 10437418 SH       SOLE                  9199286        0  1238132
CVS CORPORATION                COM              126650100   142642  4296451 SH       SOLE                  3892196        0   404255
CALPINE CORP COM               COM              131347106      245    10760 SH       SOLE                    10570        0      190
CARDINAL HEALTH INC COM        COM              14149Y108   612695  8285265 SH       SOLE                  7545727        0   739538
CISCO SYS INC                  COM              17275R102   183125 15034906 SH       SOLE                 13223731        0  1811175
CITIGROUP INC.                 COM              172967101     1532    37834 SH       SOLE                    32927        0     4907
CITIZENS COMMUNICATIONS CO COM COM              17453B101       95    10145 SH       SOLE                        0        0    10145
COCA COLA CO                   COM              191216100    23430   500107 SH       SOLE                    27291        0   472817
COLGATE PALMOLIVE CO           COM              194162103   663618 11392585 SH       SOLE                  9865648        0  1526937
DISNEY WALT PRODUCTIONS        COM              254687106    30267  1625523 SH       SOLE                   767515        0   858008
DOLLAR GEN CORP COM            COM              256669102     8652   739522 SH       SOLE                   696800        0    42722
EMC CORP MASS                  COM              268648102    99252  8446939 SH       SOLE                  7347541        0  1099398
ELECTRONIC DATA SYSTEMS        COM              285661104    92933  1613975 SH       SOLE                  1504221        0   109754
EMERSON ELEC CO                COM              291011104      260     5523 SH       SOLE                     3573        0     1950
ENRON CORP                     COM              293561106   169500  6224756 SH       SOLE                  5721688        0   503069
EXXON MOBIL CORPORATION        COM              30231G102     1602    40649 SH       SOLE                    30793        0     9856
FANNIE MAE                     COM              313586109   695635  8688920 SH       SOLE                  7573334        0  1115587
FOREST LABS INC                COM              345838106     1854    25695 SH       SOLE                    25325        0      370
GENERAL ELEC CO                COM              369604103   678613 18242282 SH       SOLE                 15951234        0  2291049
GILLETTE CO                    COM              375766102      207     6955 SH       SOLE                     6955        0        0
GLAXO PLC SPONSORED ADR/ORD SH COM              37733W105      266     4734 SH       SOLE                     4734        0        0
HEWLETT PACKARD CO             COM              428236103     5427   338103 SH       SOLE                     7503        0   330600
HOME DEPOT INC                 COM              437076102   493380 12858484 SH       SOLE                 11292980        0  1565504
INTEL CORP                     COM              458140100     6584   322118 SH       SOLE                    15118        0   307000
INTERNATIONAL BUSINESS MACHINE COM              459200101   380406  4147473 SH       SOLE                  3616721        0   530752
ISHARES TR RSSLL 1000 GRWT     MUTUAL FUNDS     464287614     1038    23330 SH       SOLE                    23330        0        0
ISHARES TR DJ US TECH SECT     MUTUAL FUNDS     464287721      348     9000 SH       SOLE                     9000        0        0
J.P. MORGAN CHASE & CO         COM              46625H100      265     7754 SH       SOLE                     3701        0     4053
JOHNSON & JOHNSON              COM              478160104   225043  4062145 SH       SOLE                  3722947        0   339198
LOWES CO                       COM              548661107    13842   437333 SH       SOLE                   414133        0    23200
LUCENT TECHNOLOGIES INC COM    COM              549463107     1950   340376 SH       SOLE                     3126        0   337250
MBNA CORP                      COM              55262L100   487534 16095545 SH       SOLE                 14356764        0  1738782
MCDATA CORP CL A               COM              580031201       94    11165 SH       SOLE                      101        0    11064
MEDTRONIC INC                  COM              585055106   496821 11421183 SH       SOLE                  9979734        0  1441449
MERCK & CO INC                 COM              589331107   310631  4664133 SH       SOLE                  3846942        0   817191
MICROSOFT CORP                 COM              594918104   434139  8484252 SH       SOLE                  7390820        0  1093432
MINNESOTA MNG & MFG CO         COM              604059105      396     4028 SH       SOLE                     3428        0      600
MOLEX INC COM                  COM              608554101     8110   288525 SH       SOLE                   288525        0        0
NOKIA CORP SPONSORED ADR       COM              654902204   152152  9722181 SH       SOLE                  8593126        0  1129055
ORACLE SYS CORP COM            COM              68389X105   126214 10032924 SH       SOLE                  8758182        0  1274742
PAYCHEX INC COM                COM              704326107      721    22887 SH       SOLE                    16714        0     6173
PEPSICO INC                    COM              713448108   255465  5267310 SH       SOLE                  4781116        0   486194
PFIZER INC                     COM              717081103   799159 19929156 SH       SOLE                 17452321        0  2476835
SCHERING PLOUGH CORP           COM              806605101    15027   405052 SH       SOLE                    24736        0   380316
SIEBEL SYS INC COM             COM              826170102      131    10081 SH       SOLE                     9776        0      305
SOLECTRON CORP COM             COM              834182107      148    12722 SH       SOLE                    11792        0      930
STATE STR CORP                 COM              857477103   461148 10135124 SH       SOLE                  8839789        0  1295335
STRYKER CORP                   COM              863667101      288     5450 SH       SOLE                     5250        0      200
SUN MICROSYSTEM INC            COM              866810104    83593 10108032 SH       SOLE                  8831316        0  1276716
SYSCO CORPORATION              COM              871829107   134192  5254186 SH       SOLE                  4742750        0   511436
TARGET CORP                    COM              87612E106   198409  6249118 SH       SOLE                  5647560        0   601558
TEXAS INSTRUMENTS INC          COM              882508104   310131 12415161 SH       SOLE                 10869920        0  1545241
TYCO INTL LTD NEW COM          COM              902124106   599471 13175190 SH       SOLE                 11701111        0  1474079
USA ED INC COM                 COM              90390U102    87133  1050937 SH       SOLE                   946649        0   104288
WACHOVIA GROUP COM             COM              929903102      291     9381 SH       SOLE                     2320        0     7061
WAL MART STORES INC            COM              931142103   595206 12024356 SH       SOLE                 10683758        0  1340599
WALGREEN COMPANY               COM              931422109   500840 14546624 SH       SOLE                 12543717        0  2002907
WELLS FARGO NEW                COM              949746101   433319  9748458 SH       SOLE                  8317778        0  1430680
WILLOW INVESTMENTS INC         COM              971118104        0    25000 SH       SOLE                    25000        0        0
WORLDCOM INC                   COM              98157D106     4891   325207 SH       SOLE                     4207        0   321000
WORLDCOM INC-MCI GROUP COMMON  COM              98157D304      197    12935 SH       SOLE                       95        0    12840
ZIMMER HLDGS INC COM           COM              98956P102     1360    49004 SH       SOLE                    20464        0    28540